JPMorgan SmartRetirement Blend 2050 Fund Expense Example - I Shares [Member] - JPMorgan SmartRetirement Blend 2050 Fund - Class I	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	$ 755